Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Book Values of Identifiable Assets and Liabilities Acquired and Their Fair Value
Acquisitions in 2018
The Group acquired a number of subsidiaries in the year. The following table sets out the book values of the identifiable assets and liabilities acquired and their fair value to the Group. The fair value adjustments for certain acquisitions have been determined provisionally at the balance sheet date.

	Book value at acquisition £m	Fair value adjustments £m	Fair value to Group £m
Intangible assets	–	40.3	40.3
Property, plant and equipment	3.1	–	3.1
Cash	5.0	–	5.0
Trade receivables due within one year	43.7	–	43.7
Other current assets	20.3	–	20.3
Total assets	72.1	40.3	112.4
Current liabilities	(42.8)	–	(42.8)
Trade and other payables due after one year	(2.4)	(13.5)	(15.9)
Deferred tax liabilities	–	(9.9)	(9.9)
Provisions	–	(0.4)	(0.4)
Total liabilities	(45.2)	(23.8)	(69.0)
Net assets	26.9	16.5	43.4
Non-controlling interests			(6.3)
Fair value of equity stake in associate undertakings before acquisition of controlling interest			(3.1)
Goodwill			141.6
Consideration			175.6
Consideration satisfied by:
Cash			127.4
Payments due to vendors			48.2

Acquisitions in 2017
The Group acquired a number of subsidiaries in the year. The following table sets out the book values of the identifiable assets and liabilities acquired and their fair value to the Group. The fair value adjustments for certain acquisitions have been determined provisionally at the balance sheet date.

	Book value at acquisition £m	Fair value adjustments £m	Fair value to Group £m
Intangible assets	0.8	79.0	79.8
Property, plant and equipment	5.5	–	5.5
Cash	28.9	–	28.9
Trade receivables due within one year	74.4	–	74.4
Other current assets	20.1	–	20.1
Total assets	129.7	79.0	208.7
Current liabilities	(76.0)	–	(76.0)
Trade and other payables due after one year	(10.2)	(20.5)	(30.7)
Deferred tax liabilities	–	(16.8)	(16.8)
Provisions	(0.1)	(4.8)	(4.9)
Total liabilities	(86.3)	(42.1)	(128.4)
Net assets	43.4	36.9	80.3
Non-controlling interests			(13.9)
Fair value of equity stake in associate undertakings before acquisition of controlling interest			(5.7)
Goodwill			314.3
Consideration			375.0
Consideration satisfied by:
Cash			213.7
Payments due to vendors			161.3